Funded Status Percentage of the Pension Plans (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 353
PBO	$ 823
Funded status percentage	43.00%
U.S. Pension | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 220
PBO	$ 349
Funded status percentage	63.00%
U.S. Pension | Nonqualified Plan
Defined Benefit Plan Disclosure [Line Items]
PBO	$ 27
International Pension | Funded Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	133
PBO	$ 281
Funded status percentage	47.00%
International Pension | Unfunded Plans
Defined Benefit Plan Disclosure [Line Items]
PBO	$ 166